BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
Schedule of the fair value of the identifiable assets acquired and the liabilities assumed

Amounts
RMB
(in thousands)
Cash and cash equivalents	437,658
Restricted cash	2,106
Short term investments	1,004,314
Accounts receivable and contract assets, net	179,804
Prepayments, receivables and other assets	404,196
Property, plant and equipment, net	332,923
Right-of-use assets	530,653
Long-term investments, net	45,661
Intangible assets	1,050,523
Deferred tax assets	40,592
Goodwill	3,060,775
Accounts payable	(551,299)
Salary and welfare payable	(487,205)
Income taxes payable	(16,388)
Lease liabilities current portion	(83,115)
Contract liability	(1,126,951)
Accrued expenses and other current liabilities	(330,900)
Lease liabilities non-current portion	(359,763)
Deferred tax liabilities	(270,244)
Total	3,863,340
Total purchase price is comprised of:
Cash consideration	3,920,000
Forward loss	(56,660)
Total	3,863,340

Schedule of purchase price allocation to identifiable intangible assets acquired

	Estimated	Estimated
	fair value	useful life
RMB
	(in thousands)	(in years)
Trademark	1,049,500	10

Schedule of pro forma consolidated financial information

	For the Year Ended December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Net revenue	85,025,298	61,845,478
Net income (loss)	(713,891)	(1,569,819)